Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

19. SUBSEQUENT EVENTS

On April 7, 2020, Kaleyra S.p.A. received the approval by UBI Banca S.p.A. to postpone the amounts due under the existing loans for the next 6 months. As a result of this approval, the Company will postpone the payments of approximately $694,000 beyond the next 6 months.

On April 9, 2020, Kaleyra S.p.A. received the approval by UniCredit to postpone the amounts due under the existing loans for the next 6 months. As a result of this approval, the Company will postpone the payments of approximately $1.6 million beyond the next 6 months.

On April 9, 2020, the Company repurchased 50,000 shares of its common stock from KAF in connection with the KAP Amendments for a total purchase price of approximately $0.5 million.

On April 16, 2020, in connection with the previously consummated Business Combination, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) with its financial advisory service firms, Cowen and Company, LLC (“Cowen”) and Chardan Capital Markets, LLC, (“Chardan” and collectively the “Service Firms”), pursuant to which it agreed to pay an affiliate of Cowen, Cowen Investments II LLC (“Cowen Investments”), and Chardan, in full satisfaction of all amounts owed to the Service Firms as of December 31, 2019, $5.4 million in the aggregate, as follows: (i) $2.7 million in the aggregate in common stock of the Company (the “Settlement Shares”) to be issued the business day prior to the filing of a resale registration statement for such Settlement Shares (the “Resale Registration Statement”), (ii) convertible notes totaling $2.7 million in the aggregate with a maturity date three years after issuance and bearing interest at five percent (5%) per annum (but with lower interest rates if the notes are repaid earlier than one year or two years after issuance) and with interest paid in arrears to the payee on March 15, June 15, September 15 and December 15 of each year, with such convertible notes to also be issued the business day prior to the filing of the Resale Registration Statement and (iii) in the event that the Beneficial Ownership Limitation (as defined below) would otherwise be exceeded upon delivery of the Settlement Shares above, a warrant agreement also to be entered into with and issued to the Services Firms the business day prior to the filing of the Resale Registration Statement, whereby the amount of common stock of the Company by which the Beneficial Ownership Limitation would otherwise have been exceeded upon delivery of the Settlement Shares will be substituted for by warrants with an exercise price of $0.01 per share issued pursuant to a Warrant Agreement (the “Warrant Agreement”) and the common stock underlying the Warrant Agreement (the “Warrant Shares”). The Beneficial Ownership Limitation shall initially be 4.99% of the number of shares of the common stock outstanding of the Company immediately after giving effect to the issuance of these shares of common stock. The number of Settlement Shares shall be calculated using as the price per Settlement Share an amount equal to a fifteen percent (15%) discount to the ten-day (10-day) trailing dollar volume-weighted average price for the common stock of the Company on the NYSE American LLC stock exchange (the “VWAP”) on the business day immediately prior to the date on which Kaleyra files the Resale Registration Statement. In addition, the price per share for determining the number of shares of common stock of the Company to be issued upon the conversion of the convertible notes shall be a five percent (5%) premium to the ten-day (10-day) trailing VWAP as of the date immediately prior to the issuance date of the convertible notes, rounded down to the nearest whole number.

On April 24, 2020, Kaleyra S.p.A. received the approval by Simest S.p.A. to postpone the amounts due under the existing loans in 2020. As a result of this approval, the Company will postpone the payments of approximately $350,000 beyond December 31, 2020.

On April 29, 2020, the Company issued 1,763,633 shares (the “2019 Earnout Shares”) of the Company’s common stock, par value $0.0001 per share, at a fair value of $7.00 per share.

On May 1, 2020, in connection with the Settlement Agreement, the Company issued: (i) an aggregate of 440,595 Settlement Shares to Cowen Investments and Chardan, consisting of 374,506 Settlement Shares issued to Cowen Investments, and 66,089 Settlement Shares issued to Chardan; and (ii) convertible promissory notes in the aggregate principal amount of $2.7 million to Cowen Investments and Chardan, consisting of a convertible promissory note in the principal amount of $2.3 million issued to Cowen Investments (the “Cowen Note”) and a convertible promissory note in the principal amount of $405,000 issued to Chardan (the “Chardan Note”), respectively. The unpaid principal of the Cowen Note is convertible at the option of Cowen Investments into 303,171 shares of common stock of the Company, if there has been no principal reduction, and the unpaid principal of the Chardan Note is convertible at the option of Chardan into 53,501 shares of common stock of the Company, if there has been no principal reduction. As the Beneficial Ownership Limitation was not triggered by the issuance of the Settlement Shares, no Warrant Agreement was necessary and no warrants were issued.

27. SUBSEQUENT EVENTS

In January 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) as a public health emergency of international concern. The coronavirus COVID-19 pandemic and efforts to control its spread have significantly curtailed the movement of people, goods and services worldwide, including in most or all of the regions in which we sell our products and services and conduct our business operations. The Company maintains its headquarters in Milan, Italy, which has been severely affected by COVID-19 and the resulting government lockdowns to attempt to contain the coronavirus. The magnitude and duration of the resulting decline in business activity cannot currently be estimated. The Company may see its services carrying less revenue-generating traffic in areas subject to “shelter in place” restrictions or related government orders as the population of those areas refrain from traveling and normal commerce activities. Accordingly, the Company expects the COVID-19 pandemic to potentially have a negative impact on its sales and its results of operations in those areas adversely affected by COVID-19, the size and duration of which the Company is currently unable to predict. Additionally, concerns over the economic impact of COVID-19 have caused extreme volatility in financial and other capital markets which may reduce the Company’s ability to access capital. The rapid development and fluidity of the situation presents uncertainty and risk with respect to the Company, its performance, and its financial results in the near future.

On January 23, 2020, the Company entered into Amendment No. 3 to the Greenhaven Forward Share Purchase Agreement (the “Greenhaven Amendment”). The Greenhaven Amendment provides that Greenhaven has the right to put its subject shares to the Company on the following dates and at the following purchase prices: (i) $11.00 per share for up to 248,963 shares to be sold to the Company on February 21, 2020; and (ii) $11.70 per share for the next 700,000 shares to be sold to the Company on August 30, 2020. Greenhaven may continue to sell its subject shares in the open market, at its sole discretion, as long as the sales price is above $8.50 per share. On February 20, 2020, the Company repurchased an aggregate of 235,169 of its common stock for $2.6 million. In addition, the Company paid Greenhaven $152,000 for the 60,996 shares that Greenhaven sold on the open market representing the amount at which the $11.00 exceeded the selling price. On August 30, 2020, the Company shall pay Greenhaven an amount equal to (1) the number of shares (including any additional shares) sold by Greenhaven in the open market between February 21, 2020 and August 30, 2020 multiplied by (2) the amount by which $11.70 exceeds the sale price per share.

On January 23, 2020, the Company entered into Amendment No. 3 to the KAF Forward Share Purchase Agreement and on April 7, 2020, the Company entered into Amendment No. 4 (the “KAF Amendments”). On April 9, 2020, KAF sold 50,000 Shares to the Company at the price of $10.92 per share. According to the last amendment, KAF has the right to put its subject shares to the Company on May 7, 2020 at a purchase price of: (i) $10.92 per share for the first 46,137 shares sold to the Company; and (ii) $10.82 per share for the next 93,676 Shares sold to the Company (collectively, the “KAF Share Purchase Price”). In the event the closing occurs after May 7, 2020, the KAF Share Purchase Price shall increase for the 93,676 shares sold to Kaleyra by 1% per full month until the closing date. KAF may elect, in its sole and absolute discretion, to extend the date on which it exercises its put right to a date that is provided upon 10 calendar days’ written notice. The KAF Amendments further provide that KAF may sell its subject shares in the open market, at its sole discretion, as long as the sales price is above $7.00 per share. In the event that KAF sells any shares (including any additional shares) at a sale price of less than $10.92 per share for the first 46,137 shares and $10.82 per share for the next 93,676 shares, the Company shall pay KAF an amount equal to (A) the number of shares (including any additional shares) sold multiplied by (B) the amount by which $10.92 or $10.82, as applicable, exceeds the sale price per share. Should the Company fail to make this payment, the Company shall, without prejudice or limitation to any other remedies available to KAF in law or equity, pay a penalty on such amount due at the rate of 18% per annum from the due date until the date of payment in full.

On January 23, 2020, Buc Mobile entered into a revolving line of credit facility with Intesa Sanpaolo S.p.A. for a total amount of up to $1.0 million to be used solely for the purpose of Buc Mobile general working capital needs. Applicable interest rate is to be agreed among the parties when the revolving facility is drawn.

On February 7, 2020, the forward share purchase agreement with Yakira was amended. The Amendment provides that the Company may be obligated to purchase some or all of the 43,930 shares if Yakira exercises an option to sell such shares to the Company at a purchase price of $10.93 per share (which is an increase from $10.50 per share) as soon as practicable on or after the six month anniversary of the Business Combination Date.

On March 6, 2020, in connection with the previously consummated Business Combination, the Company agreed to pay to Northland Securities, a financial advisory services company, in full satisfaction of all amounts owed to Northland as of December 31, 2019, the following amounts: (i) $100,000 in cash, (ii) a promissory note for the principal amount of $400,000, together with all accrued but unpaid interest thereon, and (iii) 140,000 shares of the Company’s common stock, par value $0.0001 per share.

On March 9, 2020, the Company signed an additional modification of the 2018 Solutions Infini Purchase Agreement to reduce the price of the preference shares to be purchased from the eligible employees of Solutions Infini in July 2020 to their face value, amounting to Indian Rupee 10.0 per preference share. As a result of this modification, effective on January 30, 2020, the total preference shares obligation was reduced to Indian Rupee 140,000 ($2,000 at the January 31, 2020 exchange rate). On January 31, 2020 Solutions Infini confirmed, to the eligible employees of the preference shares, performance bonuses for a total amount of $3.7 million (at the January 31, 2020 exchange rate), to be paid in 2020. On March 24, 2020, given the prevailing situation of the COVID-19 both globally and in India, the Company resolved to delay payment of the performance bonuses, for a total amount of $1.5 million (at the January 31, 2020 exchange rate), and evaluate the timeline for payment thereof.

On March 11, 2020, Kaleyra S.p.A. entered into a 36-month loan agreement with Monte dei Paschi di Siena for $2.2 million (€2.0 million). The total amount of this new facility was drawn in full the same date. This facility bears interest at a fixed rate equal to 1.75%.

On March 20, 2020, Kaleyra S.p.A. entered into a general unsecured loan agreement (the “BPM Loan Agreement”) with Banco BPM S.p.A. (formerly Banco Popolare di Milano S.p.A.) for a total of $6.5 million (€6.0 million). The BPM Loan Agreement includes a new financing of $2.7 million with the remaining balance used to pay off the original loan dated July 23, 2019, by and between Kaleyra S.p.A. and Banco BPM S.p.A. The BPM Loan Agreement has a maturity of 45 months from the date of disbursement and bears interest at a variable rate equal to the three-month Euribor plus a spread of 3.00%. The BPM Loan Agreement is to be repaid in 15 quarterly installments. The total amount of the BPM Loan Agreement, less amounts related to commissions, fees and expenses, was drawn in full the same date as the BPM Loan Agreement.

On March 31, 2020, Kaleyra S.p.A. received the approval by Intesa Sanpaolo S.p.A. to postpone the amounts due under the existing loan for the next 3 months. As a result of this approval the Company will postpone the payments of approximately $412,000 beyond the next 12 months.

On April 9, 2020, Kaleyra S.p.A. received the approval by UniCredit to postpone the amounts due under the existing loan for the next 6 months. As a result of this approval the Company will postpone the payments of approximately $1.6 million beyond the next 6 months.

On April 16, 2020, in connection with the previously consummated Business Combination, the Company entered into an agreement to pay its financial advisory service firms, Cowen and Company, LLC and Chardan Capital Markets, LLC, (together, the “Service Firms”), in full satisfaction of all amounts owed to the Service Firms as of December 31, 2019, $5.4 million in the aggregate, as follows: (i) $2.7 million in the aggregate in common stock of Kaleyra (the “Settlement Shares”) to be issued the business day prior to the filing of a resale registration statement for such Settlement Shares (the “Resale Registration Statement”), (ii) convertible notes totaling $2.7 million in the aggregate with a maturity date three years after issuance and bearing interest at five percent (5%) per annum, with such convertible notes to also be issued the business day prior to the filing of the Resale Registration Statement and (iii) in the event that the Beneficial Ownership Limitation (as defined below) would otherwise be exceeded upon delivery of the Settlement Shares above, a warrant agreement also to be entered into with and issued to the Services Firms the business day prior to the filing of the Resale Registration Statement, whereby the amount of common stock of Kaleyra by which the Beneficial Ownership Limitation would otherwise have been exceeded upon delivery of the Settlement Shares (the “Excess Amount”) will be substituted for by warrants with an exercise price of $0.01 (the common stock underlying the Warrant Agreement, the “Warrant Shares”). The Beneficial Ownership Limitation shall initially be 4.99% of the number of shares of the common stock outstanding of the Company immediately after giving effect to the issuance of these shares of common stock. The number of Settlement Shares shall be calculated using as the price per Settlement Share an amount equal to a fifteen percent (15%) discount to the ten-day (10-day) trailing dollar volume-weighted average price for the common stock of Kaleyra on the NYSE American stock exchange (the “VWAP”) on the business day immediately prior to the date on which Kaleyra files the Resale Registration Statement. In addition, the price per share for determining the number of shares of common stock of Kaleyra to be issued upon the conversion of the convertible notes shall be a five percent (5%) premium to the ten-day (10-day) trailing VWAP as of the date immediately prior to the issuance date of the convertible notes, rounded down to the nearest whole number.